SHARE-BASED COMPENSATION (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 26, 2023	Dec. 12, 2022	Sep. 21, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted								4,234,591
Estimated fair value of shares granted								$ 4.97
Share-based compensation				$ 560,861		$ 1,965,311		$ 5,478,734
Number of unvested shares				466,666		466,666		3,152,033	0
Number of forfeited shares						2,277,848
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of unvested shares	466,666
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted		700,000	3,534,591
Shares granted, vesting period		36 months
Shares granted, vesting rights description		Any outstanding and unvested RSUs will accelerate and fully vest upon the earlier of (i) a change of control and (ii) the termination of Mr. Warley’s employment for any reason other than (x) by the Company for cause or (y) by Mr. Warley without good reason.	Any outstanding and unvested RSUs will accelerate and fully vest upon the earlier of (i) a change of control and (ii) the termination of Mr. Max’s employment for any reason other than (x) by the Company for cause or (y) by Mr. Max without good reason.
Estimated fair value of shares granted		$ 2.98	$ 5.37
Stock settlement terms		The RSUs will settle in eight equal increments on the last business day of each calendar quarter beginning with the initial settlement date of December 31, 2024.	The RSUs will settle in eight equal increments on the last business day of each calendar quarter beginning with the initial settlement date of September 30, 2024.
Share-based compensation								$ 5,478,734
Total unrecognized share-based compensation expense								$ 15,588,000
Unrecognized share-based compensation expense, period for recognition								33 months 15 days
Number of unvested shares								3,152,033
Number of forfeited shares	2,277,848
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted, vesting percentage		20.00%	20.00%
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted, vesting percentage		80.00%	80.00%
Shares granted, vesting period			36 months
Chief Executive Officer And Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation				$ 560,861		$ 1,965,311
Total unrecognized share-based compensation expense				$ 1,390,667		$ 1,390,667
Unrecognized share-based compensation expense, period for recognition						30 months